Benefit Plan - SRA	12 Months Ended
Jun. 30, 2015
SRA Companies, Inc.
Defined Benefit Plan Disclosure [Line Items]
Benefit Plan
Benefit Plan:
The Company maintains a defined contribution plan, the SRA International, Inc. 401(k) Savings Plan, or the Plan. All regular and full-time employees are generally eligible to participate in the Plan. The Board of Directors can make changes to the matching contribution percentage at any time. The Company’s matching contribution expense was $15.6 million, $10.7 million, and $11.0 million for the years ended June 30, 2013, 2014, and 2015, respectively.